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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Wallace Capital Management, Inc.
                 --------------------------------
   Address:      100 Crescent Court
                 --------------------------------
                 Suite 1190
                 --------------------------------
                 Dallas, TX 75201
                 --------------------------------

Form 13F File Number:
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Blake H. Estess
         -------------------------------
Title:   CCO
         -------------------------------
Phone:   214/303-0200
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Blake H. Estess             Dallas, Texas         5/13/11
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      -0-
                                        --------------------

Form 13F Information Table Entry Total: 58
                                        --------------------

Form 13F Information Table Value Total: $144,395
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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
                                                                         Shares/
         Name of Issuer             Title of Class    Cusip     Value    Princ.  SH/PRN Investment  Other    Voting Authority
                                                               (x$1000)  Amount         Discretion Manager Sole    Shared  None
      99 Cents Only Stores       Common Stock - Long 65440K106    6,071  309,725   SH      Sole      N/A   309,725
       Alleghany Corp Del        Common Stock - Long 017175100     613    2,000    SH      Sole      N/A    2,000
   Alliance One International    Common Stock - Long 018772103    1,327  330,000   SH      Sole      N/A   330,000
    American Dental Partners     Common Stock - Long 025353103     192   14,647    SH      Sole      N/A   14,647
    American Vanguard Corp.      Common Stock - Long 030371108     311   35,801    SH      Sole      N/A   35,801
       Ascent Media Corp         Common Stock - Long 043632108    7,217  147,732   SH      Sole      N/A   147,732
Aspen Insurance Holdings Limited Common Stock - Long G05384105    1,431  50,000    SH      Sole      N/A   50,000
Barrett Business Services, Inc.  Common Stock - Long 068463108    3,347  208,399   SH      Sole      N/A   208,399
    Berkshire Hathaway, Inc.           Class A       084670108    1,253    10      SH      Sole      N/A     10
    Berkshire Hathaway, Inc.           Class B       084670702    2,567  30,700    SH      Sole      N/A   30,700
    Bristol Myers Squibb Co.     Common Stock - Long 110122108     688   26,040    SH      Sole      N/A   26,040
   Cambium Learning Grp, Inc.    Common Stock - Long 13201A107    1,673  492,126   SH      Sole      N/A   492,126
 Capital Southwest Corporation   Common Stock - Long 140501107    1,831  20,000    SH      Sole      N/A   20,000
          CBS Corp New                 Class B       124857202     312   12,446    SH      Sole      N/A   12,446
          Cenveo, Inc.           Common Stock - Long 15670S105    1,289  197,465   SH      Sole      N/A   197,465
         Clorox Co Del           Common Stock - Long 189054109    1,272  18,160    SH      Sole      N/A   18,160
          Coca Cola Co           Common Stock - Long 191216100    2,518  37,950    SH      Sole      N/A   37,950
       CorVel Corporation        Common Stock - Long 221006109     766   14,403    SH      Sole      N/A   14,403
  Costco Wholesale Corporation   Common Stock - Long 22160K105    1,100  15,000    SH      Sole      N/A   15,000
          Cross A T Co           Common Stock - Long 227478104    3,228  302,816   SH      Sole      N/A   302,816
       DISH Network Corp.              Class A       25470M109     986   46,275    SH      Sole      N/A   46,275
 Dr. Pepper Snapple Group, Inc.  Common Stock - Long 26138E109     976   26,269    SH      Sole      N/A   26,269
      Drugstore Com, Inc.        Common Stock - Long 262241102     674   175,042   SH      Sole      N/A   175,042
      Echostar Corporation             Class A       278768106    8,260  218,234   SH      Sole      N/A   218,234
        Emerson Elec Co.         Common Stock - Long 291011104     513    8,775    SH      Sole      N/A    8,775
    Employers Holdings, Inc.     Common Stock - Long 292218104    5,161  249,785   SH      Sole      N/A   249,785
         Expedia, Inc.           Common Stock - Long 30212P105    2,541  112,150   SH      Sole      N/A   112,150
Fairfax Financial Holdings
     Limited (USA)               Common Stock - Long 303901102    7,583  20,093    SH      Sole      N/A   20,093
 Flagstone Reinsurance Holdings  Common Stock - Long L3466T104    3,882  429,756   SH      Sole      N/A   429,756
      General Electric Co        Common Stock - Long 369604103     206   10,261    SH      Sole      N/A   10,261
      GlaxoSmithKline PLC           Sponsored ADR    37733W105    1,806  47,019    SH      Sole      N/A   47,019
          Heinz H J Co           Common Stock - Long 423074103    2,381  48,781    SH      Sole      N/A   48,781
           Hershey Co            Common Stock - Long 427866108     888   16,334    SH      Sole      N/A   16,334
          Iron Mtn Inc           Common Stock - Long 462846106     406   13,009    SH      Sole      N/A   13,009
       Johnson & Johnson         Common Stock - Long 478160104    2,599  43,859    SH      Sole      N/A   43,859
        Kraft Foods Inc.               Class A       50075N104    1,661  52,955    SH      Sole      N/A   52,955
          K-Swiss Inc.                 Class A       482686102    4,688  416,015   SH      Sole      N/A   416,015
     Lancaster Colony Corp.      Common Stock - Long 513847103    1,547  26,475    SH      Sole      N/A   26,475
     Liberty Media Corp New         Cap Com Ser A    53071M302    10,390 141,031   SH      Sole      N/A   141,031
     Liberty Media Corp New         Int Com Ser A    53071M104    5,569  347,207   SH      Sole      N/A   347,207
Marsh & McLennan Companies, Inc.         SHS         571748102     308   10,320    SH      Sole      N/A   10,320
   Medical Action Industries     Common Stock - Long 58449L100    3,240  385,705   SH      Sole      N/A   385,705
  Montpelier Re Holdings, Ltd.   Common Stock - Long G62185106    5,938  336,069   SH      Sole      N/A   336,069
        Multi Color Corp         Common Stock - Long 625383104    1,280  63,338    SH      Sole      N/A   63,338
    Nicholas Financial, Inc.     Common Stock - Long 65373J209    1,163  90,412    SH      Sole      N/A   90,412
      Nobility Homes, Inc.       Common Stock - Long 654892108     204   21,848    SH      Sole      N/A   21,848
          Novartis AG               Sponsored ADR    66987V109     871   16,025    SH      Sole      N/A   16,025
   Pzena Investment Mgmt Inc.          Class A       74731Q103      71   10,000    SH      Sole      N/A   10,000
       Republic Services         Common Stock - Long 760759100    1,187  39,529    SH      Sole      N/A   39,529
         Sanofi Aventis             Sponsored ADR    80105N105    1,471  41,763    SH      Sole      N/A   41,763
         Starbucks Corp          Common Stock - Long 855244109    1,479  24,629    SH      Sole      N/A   24,629
         Timberland Co                 Class A       887100105    2,505  60,666    SH      Sole      N/A   60,666
     Tootsie Roll Inds Inc.      Common Stock - Long 890516107    1,494  52,678    SH      Sole      N/A   52,678
          Unilever PLC               Spon ADR New    904767704    2,712  88,573    SH      Sole      N/A   88,573
      Utah Med Prods Inc.        Common Stock - Long 917488108    1,753  60,652    SH      Sole      N/A   60,652
     Wall-Mart Stores, Inc.      Common Stock - Long 931142103    3,295  63,299    SH      Sole      N/A   63,299
       Washington Post Co              Class B       939640108    5,805  13,267    SH      Sole      N/A   13,267
   White Mtns Ins Group Ltd.     Common Stock - Long G9618E107    7,896  21,679    SH      Sole      N/A   21,679
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